EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AMSM Large Cap Portfolio

SUPPLEMENT DATED JANUARY 31, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download this document at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with portfolio manager information for the EQ/Fidelity Institutional AMSM Large Cap Portfolio.

Effective January 31, 2020, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC” is amended to add the following information:

FIAM LLC (“FIAM LLC” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed
	within each category as of December 31, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Fidelity Institutional AMSM Large Cap Portfolio
Ashley Fernandes	1	$1,680	1	$2	0	N/A	0	N/A	0	N/A	0	N/A
Melissa Reilly	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of December 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AMSM Large Cap Portfolio
Ashley Fernandes	X
Melissa Reilly	X

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